Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes ETF Trust
Entity Central Index Key	0001849998
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000231759
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short Duration High Yield ETF
Trading Symbol	FHYS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short Duration High Yield ETF (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Short Duration High Yield ETF	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA 0-5 Year BB/B US High Yield Constrained Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide high current income by investing in a diversified portfolio of below investment-grade, fixed-income instruments.

Top Contributors to Performance

  The Fund’s relative performance was positively impacted by security selection in the Basic Industry, Capital Goods, Energy, Leisure, Retail and Technology & Electronics sectors.

  The Fund was positively impacted by its overweight allocation to the Capital Goods sector.

  The Fund's holding of Foundation Building Materials positively impacted performance relative to the Index. The Fund did not own New Fortress Energy (Liquid Natural Gas Midstream), Saks Global Enterprises (High-End Retailer), Xerox (Printing Hardware and Services), and Liberty Puerto Rico (Cable Company), which all underperformed.

Top Detractors from Performance

  The Fund’s relative performance was negatively impacted by security selection in the Consumer Goods, Healthcare, Media, Real Estate, Services and Telecommunications sectors. The Fund’s loan holdings also underperformed the Index.

  The Fund was negatively impacted by its industry allocations, especially its underweight allocations to the strong performing Healthcare, Media, Real Estate, Services and Telecommunications sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on relative performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included Neogen and Organon. Additionally, the Fund’s underweight positions in Bausch Health (Pharma), Echostar and Inmarsat (Satellite Companies) also negatively impacted relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Federated Hermes Short Duration High Yield ETF at NAV	Bloomberg US Aggregate Bond Index	Lipper Short High Yield Funds Average Index	ICE BofA 0-5 Year BB/B US High Yield Constrained Index
12/16/2021	$10,000	$10,000	$10,000	$10,000
2/28/2022	$9,826	$9,669	$9,900	$9,876
2/28/2023	$9,564	$8,729	$9,745	$9,754
2/29/2024	$10,486	$9,020	$10,614	$10,693
2/28/2025	$11,274	$9,543	$11,486	$11,609
2/28/2026	$12,020	$10,141	$12,111	$12,370

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	Since Inception 12/16/2021
Federated Hermes Short Duration High Yield ETF at NAV	6.62%	4.48%
Bloomberg US Aggregate Bond Index	6.26%	0.33%
Lipper Short High Yield Funds Average Index	5.44%	4.67%
ICE BofA 0-5 Year BB/B US High Yield Constrained Index	6.55%	5.19%

Performance Inception Date	Dec. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 48,371,286
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 191,034
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$48,371,286 Number of Investments252 Portfolio Turnover46% Total Advisory Fees Paid$191,034
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Building Materials	2.9%
Oil Field Services	3.1%
Utility - Electric	3.7%
Chemicals	4.4%
Independent Energy	4.9%
Midstream	5.6%
Health Care	5.6%
Gaming	6.0%
Insurance - P&C	8.0%
Technology	16.5%

Material Fund Change [Text Block]